COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Accrued Bonuses	$ 81	$ 200
Annual Rent expense	$ 215